Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Installment	Dec. 31, 2012	Mar. 21, 2013	Jan. 21, 2014
Debt Instrument [Line Items]
Long-term debt obligation	$ 2,125,000
Long-term debt obligation, excluding current maturities	625,000	2,125,000
Current portion of long term debt obligation	1,500,000	1,500,000
Line of Credit, outstanding amount	0
Credit facility, available borrowing capacity	1,000,000
Term Loan
Debt Instrument [Line Items]
Debt, face amount	6,000,000
Debt, number of monthly payment	48
Debt instrument frequency of payment	Monthly
Debt, additional interest above prime rate	2.00%
Long-term debt obligation	2,100,000
Long-term debt obligation, excluding current maturities	600,000
Current portion of long term debt obligation	1,500,000
Effective interest rate	6.00%
Term Loan | Silicon Valley Bank Term Loan
Debt Instrument [Line Items]
Long-term debt obligation	2,125,000	3,625,000
Revolving Credit Facility | Fourth Loan Modification Agreement
Debt Instrument [Line Items]
Maintaining minimum cash balance as per covenant			5,000,000
Revolving Credit Facility | Fourth Loan Modification Agreement | Subsequent Event
Debt Instrument [Line Items]
Maintaining minimum cash balance as per covenant				3,500,000
Revolving Credit Facility | Silicon Valley Bank Term Loan | Second and Third Amendment
Debt Instrument [Line Items]
Debt, additional interest above prime rate	1.25%
Credit facility, maximum borrowing capacity	1,000,000
Unused Line of Credit fee percentage	0.25%
Termination fee	$ 10,000
Credit facility, maturity date	May 18, 2014